STOCKHOLDERS EQUITY (MEMBERS DEFICIT) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 10, 2013	Dec. 09, 2013	Dec. 31, 2012
Common Units, Authorized			1,675,000,000
Common Stock, Shares Authorized		2,500,000,000	2,500,000,000
Common Stock, Par Value		$ 0.01	$ 0.01
Common Stock Issued		388,475,000	388,475,000
Common Stock Outstanding		388,475,000	388,475,000
Stock Issued for Services, Value	$ 213,900
123113 Annual Restatement [Member]
Common Units, Authorized	1,675,000,000					0
Common Stock, Shares Authorized	2,500,000,000					0
Common Stock, Par Value	$ 0.01			$ 0.01		$ 0.01
Common Stock Issued	1,675,000,000			335,000,000	1,675,000,000	0
Common Stock Outstanding	1,675,000,000					0
Iota Capital Corporation | 123113 Annual Restatement [Member] | As Restated
Stock Issued for Services, Shares	13,475,000
Stock Issued for Services, Value	$ 53,900
Iota Capital Corporation | 123113 Annual Restatement [Member] | As Originally Stated
Stock Issued for Services, Shares	26,950,000
KeyStone Training | 123113 Annual Restatement [Member] | As Restated
Stock Issued for Services, Shares	15,000,000
Stock Issued for Services, Value	$ 60,000
KeyStone Training | 123113 Annual Restatement [Member] | As Originally Stated
Stock Issued for Services, Shares	30,000,000
Llew Watkins | 123113 Annual Restatement [Member] | As Restated
Stock Issued for Services, Value	$ 100,000
Llew Watkins | 123113 Annual Restatement [Member] | As Originally Stated
Stock Issued for Services, Shares	25,000,000